IMPAIRMENT OF VESSELS (Details)	1 Months Ended		3 Months Ended	12 Months Ended
	May 31, 2023 USD ($)	Mar. 31, 2023 USD ($) vessel	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Number of vessels held for sale | vessel		2
Impairment loss on vessels				$ 11,780,000	$ 0	$ 4,187,000
Capesize Vessels, Golden Feng and Golden Shui
Property, Plant and Equipment [Line Items]
Cash consideration		$ 43,600,000
Impairment loss on vessels	$ 11,800,000	$ 11,800,000	$ 11,800,000
Vessels
Property, Plant and Equipment [Line Items]
Impairment loss on vessels					$ 0